RELATED PARTY TRANSACTIONS	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
RELATED PARTY TRANSACTIONS

20.Related Party Transactions

The Company had the following transactions with related parties:

PureTech

The Company engages PureTech to provide, among other things, management expertise, strategic advice, administrative support, computer and telecommunications services and office infrastructure. In exchange for providing such services, the Company pays PureTech a monthly fee. In addition, PureTech periodically invoices the Company for out-of-pocket expenses reasonably incurred in connection with providing such business services. The Company incurred general and administrative costs for management services provided by PureTech totaling $0.5 million and $0.4 million during the nine months ended September 30, 2021 and 2020, respectively. The Company incurred royalty expense of $0.2 million and less than $0.1 million in connection with the PureTech royalty agreement (see Note 19) during the nine months ended September 30, 2021 and 2020, respectively. The Company had outstanding current liabilities to PureTech of less than $0.1 million and $0.1 million at September 30, 2021 and December 31, 2020, respectively.

One S.r.l

Consulting Agreement with Founder of One

In 2008, in connection with entering into a patent license and assignment agreement with One, the Company and one of the founders of One, who is also a stockholder of the Company, executed a consulting agreement for the development of the underlying intellectual property. The Company incurred costs for consulting services received from the founder totaling $0.1 million during both the nine months ended September 30, 2021 and 2020. The Company has outstanding accrued expenses to the founder of approximately $19,000 and approximately $43,000 at September 30, 2021 and December 31, 2020, respectively.

Acquisition of One

In connection with the amended and restated master agreement with One (see Note 11), Gelesis S.r.l., a VIE of the Company, acquired a 10.0% equity interest in One. No payments related to the acquisition were made to One shareholders by the Company during the nine months ended September 30, 2021 and 2020.

The Company had remaining undiscounted payments of €5.0 million due to One as of September 30, 2021 and December 31, 2020 (approximately $5.8 million and $6.1 million as of September 30, 2021 and December 31, 2020, respectively).

Additionally, the Company incurred royalty expense of $0.2 million and less than $0.1 million in connection with the One royalty agreement (see Note 19) during the nine months ended September 30, 2021 and 2020, respectively.

CMS Agreements

In connection with the CMS Agreements entered into in June 2020, the Company sold 1,158,077 shares of Series 3 Growth to CMS for an aggregate purchase price of $20.0 million (see Note 14). In addition, Company granted CMS a license to use its IP and the rights to sell the Product in the CMS Territory in exchange for a one-time, non-refundable and non-creditable upfront fee of $15.0 million, a time-based milestone payment of $5.0 million, and a sales milestone payment that ranges from the low millions of dollars to the low hundred millions of dollars based on the aggregate net sales of all products in the CMS Territory during a calendar year (see Note 5). As of September 30, 2021, the regulatory milestone and sales milestone had not been met.

RIF Transaction

In connection with the RIF transaction entered into in August 2020, the Company received €10.0 million (approximately $11.6 million at September 30, 2021) from RIF as an equity investment that can be called by the Company beginning in December 2023 and ending in December 2026 by paying the investment plus 15.0% percent annual interest or put by RIF starting in January 2027 and ending in December 2027 for the investment amount plus 3.175% percent annual interest. RIF holds approximately 22% of the equity of Gelesis S.r.l. at December 31, 2020 (see Note 11). In addition, the shareholders of RIF provided the Company with a loan for €15.0 million (approximately $17.4 million at September 30, 2021) with a fixed interest rate of 6.35% per annum (see Note 12).

20.	Related Party Transactions

The Company had the following transactions with related parties:

PureTech

The Company engages PureTech to provide, among other things, management expertise, strategic advice, administrative support, computer and telecommunications services and office infrastructure. In exchange for providing such services, the Company pays PureTech a monthly fee. In addition, PureTech periodically invoices the Company for out-of-pocket expenses reasonably incurred in connection with providing such business services. The Company incurred general and administrative costs for management services provided by PureTech totaling $0.5 million during each of the years ended December 31, 2020 and 2019. The Company incurred royalty expense of $0.1 million in connection with the PureTech royalty agreement (see Note 19) during the year ended December 31, 2020. The Company had outstanding current liabilities to PureTech of $0.1 million at December 31, 2020 and 2019.

One S.r.l

Consulting Agreement with Founder of One

In 2008, in connection with entering into a patent license and assignment agreement with One, the Company and one of the founders of One, who is also a stockholder of the Company, executed a consulting agreement for the development of the underlying intellectual property. The Company incurred costs for consulting services received from the founder totaling $0.3 million and $0.2 million during the years ended December 31, 2020 and 2019, respectively. The Company has outstanding accrued expenses to the founder of approximately $43,000 and approximately $16,000 at December 31, 2020 and 2019, respectively.

Acquisition of One

In connection with the amended and restated master agreement with One (see Note 11), Gelesis S.r.l., a VIE of the Company, acquired a 10.0% equity interest in One. During the years ended December 31, 2020 and 2019, the Company made payments to One shareholders totaling $3.1 million and $4.4 million, respectively, related to the acquisition. The Company had remaining undiscounted payments of $6.1 million and $8.5 million due to One as of December 31, 2020 and 2019, respectively.

Additionally, the Company incurred royalty expense of $0.1 million in connection with the One royalty agreement (see Note 19) during the year ended December 31, 2020.

CMS Agreements

In connection with the CMS Agreements entered into in June 2020, the Company sold 1,158,077 shares of Series 3 Growth to CMS for an aggregate purchase price of $20.0 million (see Note 14). In addition, Company granted CMS a license to use its IP and the rights to sell the Product in the CMS Territory in exchange for a one-time, non-refundable and non-creditable upfront fee of $15.0 million, a time-based milestone payment of $5.0 million, and a sales milestone payment that ranges from the low millions of dollars to the low hundred millions of dollars based on the aggregate net sales of all products in the CMS Territory during a calendar year (see Note 5). As of December 31, 2020, the regulatory milestone and sales milestone had not been met.

RIF Transaction

In connection with the RIF transaction entered into in August 2020, the Company received $12.3 million from RIF as an equity investment that can be called by the Company beginning in December 2023 and ending in December 2026 by paying the investment plus 15.0% percent annual interest or put by RIF starting in January 2027 and ending in December 2027 for the investment amount plus 3.175% percent annual interest. RIF holds approximately 22% of the equity of Gelesis S.r.l. at December 31, 2020 (see Note 11). In addition, the shareholders of RIF provided the Company with a loan for $18.4 million with a fixed interest rate of 6.35% per annum (see Note 12).

CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
RELATED PARTY TRANSACTIONS

NOTE 6. RELATED PARTY TRANSACTIONS

Founder Shares

On February 26, 2020, the Sponsor purchased 5,750,000 shares of the Company’s Class B common stock (the “Founder Shares”) for an aggregate price of $25,000. On July 1, 2020, the Company effected a stock dividend of 1,150,000 shares, resulting in the Company’s initial stockholders holding an aggregate of 6,900,000 Founder Shares. The Founder Shares included an aggregate of up to 900,000 shares subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Sponsor would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering. All share and per-share amounts have been retroactively restated to reflect the stock dividend. As a result of the underwriters’ election to fully exercise their over-allotment option, no Founder Shares are currently subject to forfeiture.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Administrative Support Agreement

The Company entered into an agreement, commencing on July 1, 2020 through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay an affiliate of the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. For the three and nine months ended September 30, 2021, the Company incurred $30,000 and $90,000 in fees for these services, respectively. At September 30, 2021, $10,000 of such fees was included in account payable and accrued expense in the condensed consolidated balance sheet.

Promissory Note — Related Party

On February 14, 2020, the Sponsor agreed to loan the Company an aggregate of up to $250,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Promissory Note”). The Promissory Note was non-interest bearing and payable on the earlier of July 31, 2020 or the completion of the Initial Public Offering. The outstanding balance under the Promissory Note of $140,000 was repaid at the closing of the Initial Public Offering on July 7, 2020. Borrowings under the Promissory Note are no longer available.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. On March 3, 2021, the Sponsor committed to provide the Company an aggregate of $1,500,000 in loans for working capital purposes on an as needed basis. Such loans will be evidenced by a promissory note when issued. As of September 30, 2021 and December 31, 2020, there were no amounts outstanding under the Working Capital Loans.

Sponsor Loan

On July 28, 2021, the Sponsor committed to provide the Company an aggregate of $4,000,000 in loans for working capital purposes. These loans will be non-interest bearing, unsecured and will be repaid upon the consummation of a Business Combination. If the Company does not consummate a Business Combination, all amounts loaned to the Company in connection with these loans will be forgiven except to the extent that the Company has funds available to it outside of its Trust Account. As of September 30, 2021, there were no amounts outstanding under these loans.

NOTE 6. RELATED PARTY TRANSACTIONS

Founder Shares

On February 26, 2020, the Sponsor purchased 5,750,000 shares of the Company’s Class B common stock (the “Founder Shares”) for an aggregate price of $25,000. On July 1, 2020, the Company effected a stock dividend of 1,150,000 shares, resulting in the Company’s initial stockholders holding an aggregate of 6,900,000 Founder Shares. The Founder Shares included an aggregate of up to 900,000 shares subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Sponsor would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering. All share and per-share amounts have been retroactively restated to reflect the stock dividend. As a result of the underwriters’ election to fully exercise their over-allotment option, no Founder Shares are currently subject to forfeiture.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Administrative Support Agreement

The Company entered into an agreement, commencing on July 1, 2020 through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay an affiliate of the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. For the period from February 14, 2020 (inception) through December 31, 2020, the Company incurred and paid $60,000 in fees for these services, of which such amount is included in accrued expenses in the accompanying balance sheet.

Promissory Note — Related Party

On February 14, 2020, the Sponsor agreed to loan the Company an aggregate of up to $250,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Promissory Note”). The Promissory Note was non-interest bearing and payable on the earlier of July 31, 2020 or the completion of the Initial Public Offering. The outstanding balance under the Promissory Note of $150,000 was repaid at the closing of the Initial Public Offering on July 7, 2020.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants.